Financial risk management - Summary Of Fair Value Of The Loan Guarantees (Detail) - PEN (S/) S/ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Direct loans [member]
Disclosure Of Fair Value Of The Loan Guarantees [Line Items]
Expected credit loss	S/ 1,730,167	S/ 2,349,425
Indirect Loans [Member]
Disclosure Of Fair Value Of The Loan Guarantees [Line Items]
Expected credit loss	14,248	17,932
Type Of Guarantee Or Credit Impovement [Member]
Disclosure Of Fair Value Of The Loan Guarantees [Line Items]
Maximum exposure to credit risk	1,271,641	1,526,488
Assets obtained	1,353,166	1,353,095
Expected credit loss	733,542	977,640
Type Of Guarantee Or Credit Impovement [Member] | Cash Guarantees [Member]
Disclosure Of Fair Value Of The Loan Guarantees [Line Items]
Assets obtained	5,872
Type Of Guarantee Or Credit Impovement [Member] | Investments Guarantees [Member]
Disclosure Of Fair Value Of The Loan Guarantees [Line Items]
Assets obtained	1,045	1,237
Type Of Guarantee Or Credit Impovement [Member] | Properties Guarantees [Member]
Disclosure Of Fair Value Of The Loan Guarantees [Line Items]
Assets obtained	1,320,142	1,296,248
Type Of Guarantee Or Credit Impovement [Member] | Others Guarantees [Member]
Disclosure Of Fair Value Of The Loan Guarantees [Line Items]
Assets obtained	26,107	55,610
Type Of Guarantee Or Credit Impovement [Member] | Commercial loans [member]
Disclosure Of Fair Value Of The Loan Guarantees [Line Items]
Maximum exposure to credit risk	322,464	398,159
Assets obtained	560,010	665,424
Expected credit loss	123,013	162,385
Type Of Guarantee Or Credit Impovement [Member] | Commercial loans [member] | Cash Guarantees [Member]
Disclosure Of Fair Value Of The Loan Guarantees [Line Items]
Assets obtained	2,936
Type Of Guarantee Or Credit Impovement [Member] | Commercial loans [member] | Investments Guarantees [Member]
Disclosure Of Fair Value Of The Loan Guarantees [Line Items]
Assets obtained	1,045	962
Type Of Guarantee Or Credit Impovement [Member] | Commercial loans [member] | Properties Guarantees [Member]
Disclosure Of Fair Value Of The Loan Guarantees [Line Items]
Assets obtained	529,922	608,852
Type Of Guarantee Or Credit Impovement [Member] | Commercial loans [member] | Others Guarantees [Member]
Disclosure Of Fair Value Of The Loan Guarantees [Line Items]
Assets obtained	26,107	55,610
Type Of Guarantee Or Credit Impovement [Member] | Small and micro-business loans [member]
Disclosure Of Fair Value Of The Loan Guarantees [Line Items]
Maximum exposure to credit risk	85,443	106,028
Expected credit loss	62,173	70,818
Type Of Guarantee Or Credit Impovement [Member] | Consumer Loans [Member]
Disclosure Of Fair Value Of The Loan Guarantees [Line Items]
Maximum exposure to credit risk	514,691	733,096
Assets obtained	2,936
Expected credit loss	494,700	682,417
Type Of Guarantee Or Credit Impovement [Member] | Consumer Loans [Member] | Cash Guarantees [Member]
Disclosure Of Fair Value Of The Loan Guarantees [Line Items]
Assets obtained	2,936
Type Of Guarantee Or Credit Impovement [Member] | Mortgage loans [member]
Disclosure Of Fair Value Of The Loan Guarantees [Line Items]
Maximum exposure to credit risk	325,095	273,405
Assets obtained	782,659	679,945
Expected credit loss	44,321	54,651
Type Of Guarantee Or Credit Impovement [Member] | Mortgage loans [member] | Properties Guarantees [Member]
Disclosure Of Fair Value Of The Loan Guarantees [Line Items]
Assets obtained	782,659	679,945
Type Of Guarantee Or Credit Impovement [Member] | Indirect Loans [Member]
Disclosure Of Fair Value Of The Loan Guarantees [Line Items]
Maximum exposure to credit risk	23,948	15,800
Assets obtained	7,561	7,726
Expected credit loss	9,335	7,369
Type Of Guarantee Or Credit Impovement [Member] | Indirect Loans [Member] | Investments Guarantees [Member]
Disclosure Of Fair Value Of The Loan Guarantees [Line Items]
Assets obtained		275
Type Of Guarantee Or Credit Impovement [Member] | Indirect Loans [Member] | Properties Guarantees [Member]
Disclosure Of Fair Value Of The Loan Guarantees [Line Items]
Assets obtained	7,561	7,451
Financial assets impaired [member]
Disclosure Of Fair Value Of The Loan Guarantees [Line Items]
Maximum exposure to credit risk	94,181,769	89,246,563
Assets obtained	39,926,751	36,516,692
Net exposure	54,255,018	52,729,871
Expected credit loss	1,839,558	2,428,465
Financial assets impaired [member] | Cash Guarantees [Member]
Disclosure Of Fair Value Of The Loan Guarantees [Line Items]
Assets obtained	936,430	717,310
Financial assets impaired [member] | Investments Guarantees [Member]
Disclosure Of Fair Value Of The Loan Guarantees [Line Items]
Assets obtained	1,874,880	1,382,025
Financial assets impaired [member] | Properties Guarantees [Member]
Disclosure Of Fair Value Of The Loan Guarantees [Line Items]
Assets obtained	32,369,924	30,429,352
Financial assets impaired [member] | Others Guarantees [Member]
Disclosure Of Fair Value Of The Loan Guarantees [Line Items]
Assets obtained	4,745,517	3,988,005
Financial assets impaired [member] | Indirect Loans [Member]
Disclosure Of Fair Value Of The Loan Guarantees [Line Items]
Maximum exposure to credit risk	5,068,694	4,743,480
Assets obtained	3,736,336	2,806,383
Net exposure	1,332,358	1,937,097
Expected credit loss	14,248	17,932
Financial assets impaired [member] | Indirect Loans [Member] | Cash Guarantees [Member]
Disclosure Of Fair Value Of The Loan Guarantees [Line Items]
Assets obtained	22,676	42,023
Financial assets impaired [member] | Indirect Loans [Member] | Investments Guarantees [Member]
Disclosure Of Fair Value Of The Loan Guarantees [Line Items]
Assets obtained	168,173	139,920
Financial assets impaired [member] | Indirect Loans [Member] | Properties Guarantees [Member]
Disclosure Of Fair Value Of The Loan Guarantees [Line Items]
Assets obtained	2,005,957	1,838,666
Financial assets impaired [member] | Indirect Loans [Member] | Others Guarantees [Member]
Disclosure Of Fair Value Of The Loan Guarantees [Line Items]
Assets obtained	1,539,530	785,774
Financial assets impaired [member] | Type Of Guarantee Or Credit Impovement [Member]
Disclosure Of Fair Value Of The Loan Guarantees [Line Items]
Maximum exposure to credit risk	89,113,075	84,503,083
Assets obtained	36,190,415	33,710,309
Net exposure	52,922,660	50,792,774
Expected credit loss	1,825,310	2,410,533
Financial assets impaired [member] | Type Of Guarantee Or Credit Impovement [Member] | Cash Guarantees [Member]
Disclosure Of Fair Value Of The Loan Guarantees [Line Items]
Assets obtained	913,754	675,287
Financial assets impaired [member] | Type Of Guarantee Or Credit Impovement [Member] | Investments Guarantees [Member]
Disclosure Of Fair Value Of The Loan Guarantees [Line Items]
Assets obtained	1,706,707	1,242,105
Financial assets impaired [member] | Type Of Guarantee Or Credit Impovement [Member] | Properties Guarantees [Member]
Disclosure Of Fair Value Of The Loan Guarantees [Line Items]
Assets obtained	30,363,967	28,590,686
Financial assets impaired [member] | Type Of Guarantee Or Credit Impovement [Member] | Others Guarantees [Member]
Disclosure Of Fair Value Of The Loan Guarantees [Line Items]
Assets obtained	3,205,987	3,202,231
Financial assets impaired [member] | Type Of Guarantee Or Credit Impovement [Member] | Cash and due from banks [Member]
Disclosure Of Fair Value Of The Loan Guarantees [Line Items]
Maximum exposure to credit risk	12,615,226	9,818,711
Net exposure	12,615,226	9,818,711
Financial assets impaired [member] | Type Of Guarantee Or Credit Impovement [Member] | Commercial loans [member]
Disclosure Of Fair Value Of The Loan Guarantees [Line Items]
Maximum exposure to credit risk	22,770,495	21,155,476
Assets obtained	17,228,085	16,695,195
Net exposure	5,542,410	4,460,281
Expected credit loss	175,811	278,466
Financial assets impaired [member] | Type Of Guarantee Or Credit Impovement [Member] | Commercial loans [member] | Cash Guarantees [Member]
Disclosure Of Fair Value Of The Loan Guarantees [Line Items]
Assets obtained	878,109	665,532
Financial assets impaired [member] | Type Of Guarantee Or Credit Impovement [Member] | Commercial loans [member] | Investments Guarantees [Member]
Disclosure Of Fair Value Of The Loan Guarantees [Line Items]
Assets obtained	1,706,707	1,242,105
Financial assets impaired [member] | Type Of Guarantee Or Credit Impovement [Member] | Commercial loans [member] | Properties Guarantees [Member]
Disclosure Of Fair Value Of The Loan Guarantees [Line Items]
Assets obtained	11,437,282	11,585,327
Financial assets impaired [member] | Type Of Guarantee Or Credit Impovement [Member] | Commercial loans [member] | Others Guarantees [Member]
Disclosure Of Fair Value Of The Loan Guarantees [Line Items]
Assets obtained	3,205,987	3,202,231
Financial assets impaired [member] | Type Of Guarantee Or Credit Impovement [Member] | Small and micro-business loans [member]
Disclosure Of Fair Value Of The Loan Guarantees [Line Items]
Maximum exposure to credit risk	2,037,158	933,824
Net exposure	2,037,158	933,824
Expected credit loss	87,700	121,377
Financial assets impaired [member] | Type Of Guarantee Or Credit Impovement [Member] | Consumer Loans [Member]
Disclosure Of Fair Value Of The Loan Guarantees [Line Items]
Maximum exposure to credit risk	15,036,411	16,325,460
Net exposure	15,036,411	16,325,460
Expected credit loss	1,372,856	1,862,384
Financial assets impaired [member] | Type Of Guarantee Or Credit Impovement [Member] | Mortgage loans [member]
Disclosure Of Fair Value Of The Loan Guarantees [Line Items]
Maximum exposure to credit risk	10,571,300	9,834,398
Assets obtained	18,926,685	17,005,359
Net exposure	(8,355,385)	(7,170,961)
Expected credit loss	93,800	87,198
Financial assets impaired [member] | Type Of Guarantee Or Credit Impovement [Member] | Mortgage loans [member] | Properties Guarantees [Member]
Disclosure Of Fair Value Of The Loan Guarantees [Line Items]
Assets obtained	18,926,685	17,005,359
Financial assets impaired [member] | Type Of Guarantee Or Credit Impovement [Member] | Direct loans [member]
Disclosure Of Fair Value Of The Loan Guarantees [Line Items]
Maximum exposure to credit risk	50,415,364	48,249,158
Assets obtained	36,154,770	33,700,554
Net exposure	14,260,594	14,548,604
Expected credit loss	1,730,167	2,349,425
Financial assets impaired [member] | Type Of Guarantee Or Credit Impovement [Member] | Direct loans [member] | Cash Guarantees [Member]
Disclosure Of Fair Value Of The Loan Guarantees [Line Items]
Assets obtained	878,109	665,532
Financial assets impaired [member] | Type Of Guarantee Or Credit Impovement [Member] | Direct loans [member] | Investments Guarantees [Member]
Disclosure Of Fair Value Of The Loan Guarantees [Line Items]
Assets obtained	1,706,707	1,242,105
Financial assets impaired [member] | Type Of Guarantee Or Credit Impovement [Member] | Direct loans [member] | Properties Guarantees [Member]
Disclosure Of Fair Value Of The Loan Guarantees [Line Items]
Assets obtained	30,363,967	28,590,686
Financial assets impaired [member] | Type Of Guarantee Or Credit Impovement [Member] | Direct loans [member] | Others Guarantees [Member]
Disclosure Of Fair Value Of The Loan Guarantees [Line Items]
Assets obtained	3,205,987	3,202,231
Financial assets impaired [member] | Type Of Guarantee Or Credit Impovement [Member] | Debt Instruments At Amortized Cost [Member]
Disclosure Of Fair Value Of The Loan Guarantees [Line Items]
Maximum exposure to credit risk	3,784,912	3,474,004
Net exposure	3,784,912	3,474,004
Expected credit loss	53	62
Financial assets impaired [member] | Type Of Guarantee Or Credit Impovement [Member] | Financial assets at amortised cost, class [member]
Disclosure Of Fair Value Of The Loan Guarantees [Line Items]
Maximum exposure to credit risk	66,815,502	61,541,873
Assets obtained	36,154,770	33,700,554
Net exposure	30,660,732	27,841,319
Expected credit loss	1,730,220	2,349,487
Financial assets impaired [member] | Type Of Guarantee Or Credit Impovement [Member] | Financial assets at amortised cost, class [member] | Cash Guarantees [Member]
Disclosure Of Fair Value Of The Loan Guarantees [Line Items]
Assets obtained	878,109	665,532
Financial assets impaired [member] | Type Of Guarantee Or Credit Impovement [Member] | Financial assets at amortised cost, class [member] | Investments Guarantees [Member]
Disclosure Of Fair Value Of The Loan Guarantees [Line Items]
Assets obtained	1,706,707	1,242,105
Financial assets impaired [member] | Type Of Guarantee Or Credit Impovement [Member] | Financial assets at amortised cost, class [member] | Properties Guarantees [Member]
Disclosure Of Fair Value Of The Loan Guarantees [Line Items]
Assets obtained	30,363,967	28,590,686
Financial assets impaired [member] | Type Of Guarantee Or Credit Impovement [Member] | Financial assets at amortised cost, class [member] | Others Guarantees [Member]
Disclosure Of Fair Value Of The Loan Guarantees [Line Items]
Assets obtained	3,205,987	3,202,231
Financial assets impaired [member] | Type Of Guarantee Or Credit Impovement [Member] | Debt Instruments At Fair Value Through Other Comprehensive Income [Member]
Disclosure Of Fair Value Of The Loan Guarantees [Line Items]
Maximum exposure to credit risk	20,377,805	21,246,569
Net exposure	20,377,805	21,246,569
Expected credit loss	95,090	61,046
Financial assets impaired [member] | Type Of Guarantee Or Credit Impovement [Member] | Total Debt Instruments At Fair Value Through Other omprehensive Income [Member]
Disclosure Of Fair Value Of The Loan Guarantees [Line Items]
Maximum exposure to credit risk	20,377,805	21,246,569
Net exposure	20,377,805	21,246,569
Expected credit loss	95,090	61,046
Financial assets impaired [member] | Type Of Guarantee Or Credit Impovement [Member] | Derivative Financial Instruments Trading [Member]
Disclosure Of Fair Value Of The Loan Guarantees [Line Items]
Maximum exposure to credit risk	72,746	99,099
Assets obtained	35,645	9,755
Net exposure	37,101	89,344
Financial assets impaired [member] | Type Of Guarantee Or Credit Impovement [Member] | Derivative Financial Instruments Trading [Member] | Cash Guarantees [Member]
Disclosure Of Fair Value Of The Loan Guarantees [Line Items]
Assets obtained	35,645	9,755
Financial assets impaired [member] | Type Of Guarantee Or Credit Impovement [Member] | Derivative Financial Instruments Hedges [Member]
Disclosure Of Fair Value Of The Loan Guarantees [Line Items]
Maximum exposure to credit risk	70,455	59,002
Net exposure	70,455	59,002
Financial assets impaired [member] | Type Of Guarantee Or Credit Impovement [Member] | Financial Assets At Fair Value Through Profit Or Loss [Member]
Disclosure Of Fair Value Of The Loan Guarantees [Line Items]
Maximum exposure to credit risk	1,776,567	1,556,540
Net exposure	1,776,567	1,556,540
Financial assets impaired [member] | Type Of Guarantee Or Credit Impovement [Member] | Total Financial Instruments At Fair Value Through Profit Or Loss [Member]
Disclosure Of Fair Value Of The Loan Guarantees [Line Items]
Maximum exposure to credit risk	1,919,768	1,714,641
Assets obtained	35,645	9,755
Net exposure	1,884,123	1,704,886
Financial assets impaired [member] | Type Of Guarantee Or Credit Impovement [Member] | Total Financial Instruments At Fair Value Through Profit Or Loss [Member] | Cash Guarantees [Member]
Disclosure Of Fair Value Of The Loan Guarantees [Line Items]
Assets obtained	35,645	9,755
Financial assets impaired [member] | Financial guarantee contracts [member]
Disclosure Of Fair Value Of The Loan Guarantees [Line Items]
Maximum exposure to credit risk	4,695,331	4,302,772
Assets obtained	3,643,447	2,763,463
Net exposure	1,051,884	1,539,309
Expected credit loss	14,005	17,667
Financial assets impaired [member] | Financial guarantee contracts [member] | Cash Guarantees [Member]
Disclosure Of Fair Value Of The Loan Guarantees [Line Items]
Assets obtained	21,981	37,039
Financial assets impaired [member] | Financial guarantee contracts [member] | Investments Guarantees [Member]
Disclosure Of Fair Value Of The Loan Guarantees [Line Items]
Assets obtained	143,731	111,984
Financial assets impaired [member] | Financial guarantee contracts [member] | Properties Guarantees [Member]
Disclosure Of Fair Value Of The Loan Guarantees [Line Items]
Assets obtained	2,005,957	1,838,666
Financial assets impaired [member] | Financial guarantee contracts [member] | Others Guarantees [Member]
Disclosure Of Fair Value Of The Loan Guarantees [Line Items]
Assets obtained	1,471,778	775,774
Financial assets impaired [member] | Letters Of Credit For Customers [Member]
Disclosure Of Fair Value Of The Loan Guarantees [Line Items]
Maximum exposure to credit risk	373,363	440,708
Assets obtained	92,889	42,920
Net exposure	280,474	397,788
Expected credit loss	243	265
Financial assets impaired [member] | Letters Of Credit For Customers [Member] | Cash Guarantees [Member]
Disclosure Of Fair Value Of The Loan Guarantees [Line Items]
Assets obtained	695	4,984
Financial assets impaired [member] | Letters Of Credit For Customers [Member] | Investments Guarantees [Member]
Disclosure Of Fair Value Of The Loan Guarantees [Line Items]
Assets obtained	24,442	27,936
Financial assets impaired [member] | Letters Of Credit For Customers [Member] | Others Guarantees [Member]
Disclosure Of Fair Value Of The Loan Guarantees [Line Items]
Assets obtained	S/ 67,752	S/ 10,000